Taxation - Schedule of Reconciliation of Total Tax Expenses Computed by Applying the Respective Statutory Income Tax Rate to Pre-Tax Income (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Income Tax Disclosure [Abstract]
PRC Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefits	(15.60%)	(12.30%)	(18.90%)
Effect of varying tax rates available in different jurisdictions	(0.70%)	(1.60%)	(3.30%)
Permanent differences	19.00%	6.10%	6.70%
Change in valuation allowance	10.70%	4.80%	15.80%
Effect of Super Deduction available to the Group	(17.10%)	(4.90%)	(8.30%)
Effective income tax rate	21.30%	17.10%	17.00%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	¥ (0.11)	¥ (0.56)	¥ (0.42)